Investments - Schedule of Interest in Joint Venture (Details) - Cresca's [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Interest in Joint Venture [Line Items]
Assets	R$ 136	R$ 164
Current	80	121
Cash and cash equivalents	80	121
Noncurrent	56	43
Other noncurrent	56	43
Liabilities		6
Current		6
Trade payables, taxes and loans		6
Total net assets	R$ 136	R$ 158
Company’s interest – 50%	50.00%	50.00%
Company’s interest in net assets at estimated fair value	R$ 68	R$ 79